SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,328,824	$ 7,236,057	$ 6,741,605
Less accumulated depreciation	(1,755,244)	(1,455,310)	(1,097,664)
Net book value	11,573,580	5,780,747	5,643,941
Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,038,638	1,740,393	1,397,311
Trucks and Tractors [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,308,129	4,388,091	4,086,968
Trailers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,033,259	1,033,259	1,197,357
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,787,505	40,380	40,380
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,257
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,271
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 147,765	$ 33,934	$ 19,589